Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Preferred stock, par value		$ 0.001
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred stock, Shares issued	0	8,342,112
Preferred Stock, Shares Outstanding	0	8,342,112
Common stock, value	$ 176,000	$ 250,000
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares Issued	17,604,236	3,464,798
Common stock, shares outstanding	17,604,236	3,464,798
Treasury Stock, Shares	591,554	630,699
Preferred stock, Series A, B, C, D $.001 par value
Preferred stock, shares authorized		13,861,519
Scenario, Previously Reported
Common stock, value		$ 250
Common Stock, Par or Stated Value Per Share		$ 0.001
Common Stock, Shares Authorized		20,792,279